Trade and other payables (Details) - GBP (£) £ in Millions	Mar. 31, 2022	Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	£ 3,113	£ 2,165
Deferred payables	487	154
Customer contributions	137	138
Social security and other taxes	278	140
Contingent consideration	34	39
Other payables	866	881
Trade and other payables	£ 4,915	£ 3,517